Related party transactions (Tables)	9 Months Ended
May 31, 2022
Schedule of Related Parties Compensation
	Three months ended May 31, 2022	Three months ended May 31, 2021	Nine months ended May 31, 2022	Nine months ended May 31, 2021
Remuneration[1]	$(463)	$(402)	$(1,291)	$(1,317)
Share based expense	(612)	-	(2,125)	-
Total	$(1,075)	(402)	$(3,416)	$(1,317)